Consolidated statements of cash flows - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net earnings (loss)	$ 360,816,000	$ 89,264,000
Adjustments for:
Depreciation and amortization	220,324,000	177,376,000
Deferred sales	(21,468,000)	43,528,000
Unrealized loss (gain) on derivatives	(61,658,000)	82,636,000
Share-based compensation	3,692,000	3,318,000
Loss on disposal of assets	2,188,000	514,000
Finance costs	115,869,000	85,728,000
Finance income	(111,670,000)	(37,499,000)
Share of earnings from equity-accounted investees	(154,462,000)	(93,988,000)
Other income	(16,238,000)	(96,934,000)
Other operating expense (income)	(7,509,000)	22,944,000
Income tax expense (recovery)	126,337,000	(4,469,000)
Interest received	113,797,000	35,443,000
Income taxes received (paid)	70,372,000	(1,521,000)
Dividends from equity-accounted investee	113,642,000	117,698,000
Other operating items	(65,896,000)	(119,431,000)
Net cash provided by operations	688,136,000	304,607,000
Investing activities
Additions to property, plant and equipment	(153,631,000)	(143,448,000)
Acquisitions	(3,028,977,000)	(101,681,000)
Decrease (increase) in short-term investments	1,136,687,000	(1,044,473,000)
Decrease (increase) in long-term receivables, investments and other	1,000,000	(2,000,000)
Proceeds from sale of property, plant and equipment	69,000	780,000
Net cash used in investing	(2,044,852,000)	(1,290,822,000)
Financing activities
Increase in long-term debt	816,582,000	0
Interest paid	(40,798,000)	(38,856,000)
Proceeds from issuance of shares, stock option plan	27,537,000	9,632,000
Proceeds from issuance of shares, net of issue costs	0	953,285,000
Lease principal payments	(2,430,000)	(2,908,000)
Dividends paid	(52,079,000)	(51,895,000)
Net cash provided by financing	748,812,000	869,258,000
Decrease in cash and cash equivalents, during the year	(607,904,000)	(116,957,000)
Exchange rate changes on foreign currency cash balances	31,039,000	13,184,000
Cash and cash equivalents, beginning of year	1,143,674,000	1,247,447,000
Cash and cash equivalents, end of year	566,809,000	1,143,674,000
Cash and cash equivalents is comprised of:
Cash	229,732,000	701,818,000
Cash equivalents	$ 337,077,000	$ 441,856,000